Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Cash and cash equivalents

		31 December	31 December
		2019	2018
	Notes	Successor (NFH)	Predecessor (HHH)
Cash and bank balances	(a)	1,353,300	596,613
Cash and cash equivalents		1,353,300	596,613

Restricted cash
Current	(b)	376,715	26,272
Non-current	(b)	350	350

Restricted cash		377,065	26,622

Notes:

(a)	Cash and cash equivalents amounting to RMB1,097,448 and RMB285,733 at 31 December 2019 (Successor) and 2018 (Predecessor) were denominated in US$, respectively.
(b)	Restricted cash mainly represented deposits pledged for interest-bearing bank borrowings.